Summary of total revenues by geographic market (Details)	12 Months Ended
	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)	Feb. 28, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Singapore	$ 1,013,482	$ 751,091	$ 1,290,951	$ 48,000
SINGAPORE
Disaggregation of Revenue [Line Items]
Singapore	32,897	24,380	415,005	48,000
MALAYSIA
Disaggregation of Revenue [Line Items]
Singapore	980,585	726,712	325,946
THAILAND
Disaggregation of Revenue [Line Items]
Singapore			$ 550,000